COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014 Chief Executive Officer [Member]	Jul. 01, 2013 Chief Executive Officer [Member]	Oct. 01, 2011 Chief Executive Officer [Member]	Feb. 28, 2014 Chief Technology Officer [Member]	Feb. 28, 2014 Chief Operating Officer [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Monthly rental payments	$ 3,000		$ 3,000
Rent expense	9,000	15,281	62,084	8,680
Debt forgiven by related parties			128,456
Related Party Transaction [Line Items]
Officers' compensation					$ 60,000	$ 1	$ 210,000	$ 60,000	$ 60,000